Note 22 - Changes in Equity - Capital Reserves (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Beginning balance, capital reserves	R$ 75,685.7
Final balance, capital reserves	80,905.6	R$ 75,685.7
Treasury shares [member]
Statement Line Items [Line Items]
Beginning balance, capital reserves	(955.2)	(882.7)
Capital increase		(43.6)
Purchases of shares and results from treasury shares	13.5	(28.9)
Share-based payments, capital reserve
Final balance, capital reserves	(941.7)	(955.2)
Share premium [member]
Statement Line Items [Line Items]
Beginning balance, capital reserves	53,662.8	53,662.8
Capital increase
Purchases of shares and results from treasury shares
Share-based payments, capital reserve
Final balance, capital reserves	53,662.8	53,662.8
Other reserves [member]
Statement Line Items [Line Items]
Beginning balance, capital reserves	700.9	700.9
Capital increase
Purchases of shares and results from treasury shares
Share-based payments, capital reserve
Final balance, capital reserves	700.9	700.9
Reserve of share-based payments [member]
Statement Line Items [Line Items]
Beginning balance, capital reserves	1,403.0	1,300.3
Capital increase	(32.3)	(100.2)
Purchases of shares and results from treasury shares
Share-based payments, capital reserve	192.9	202.9
Final balance, capital reserves	1,563.6	1,403.0
Capital reserve [member]
Statement Line Items [Line Items]
Beginning balance, capital reserves	54,811.5	54,781.3
Capital increase	(32.3)	(143.8)
Purchases of shares and results from treasury shares	13.5	(28.9)
Share-based payments, capital reserve	192.9	202.9
Final balance, capital reserves	R$ 54,985.6	R$ 54,811.5